Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 3,051,022		¥ 2,288,111
Warranty liabilities	3,202,936		2,277,144
Deferred government grants	323,980		309,762
Non-current finance lease liabilities	22,173		14,457
Others	63,694		254,553
Total	¥ 6,663,805	$ 938,578	¥ 5,144,027